PARENT COMPANY INFORMATION - Statement of income (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating revenue
Share of profit of equity accounted investees, net of tax	$ 372,777	$ 300,217	$ 219,918
Other revenue from ordinary activities	416,082	288,013	253,266
Expenses, net
Administrative expenses	(3,703,599)	(3,209,607)	(3,040,760)
Other expenses	(7,409,783)	(6,790,056)	(6,324,231)
Net income before tax expense	6,274,371	6,364,618	4,841,871
Income tax expense	(2,271,404)	(2,323,428)	(1,360,067)
Net income from continuing operations	4,002,967	4,041,190	3,481,804
Net income from discontinued operations, net of tax	866,166	1,627,312	1,149,812
Net income for the year	4,869,133	5,668,502	4,631,616
Parent [member]
Operating revenue
Share of profit of equity accounted investees, net of tax	1,901,095	2,127,257	1,505,057
Other revenue from ordinary activities	307,400	286,823	286,755
Total operating revenue	2,208,495	2,414,080	1,791,812
Expenses, net
Administrative expenses	(105,356)	(82,686)	(79,993)
Other expenses	(4,092)	(434)	(163)
(Losses) gains from exchange differences	(627)	(41)	(52)
Operating income	2,098,420	2,330,919	1,711,604
Financial expenses	(191,558)	(98,690)	(106,979)
Net income before tax expense	1,906,862	2,232,229	1,604,625
Income tax expense	(17,672)	(52,565)	(46,088)
Net income from continuing operations	1,889,190	2,179,664	1,558,537
Net income from discontinued operations, net of tax	593,989	1,118,435	790,394
Net income for the year	$ 2,483,179	$ 3,298,099	$ 2,348,931